SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Value added taxes
Amount of VAT reported as a deduction to revenue	$ 8,874	$ 8,980
VIEs
Noncontrolling interest
Profit or loss allocated to the noncontrolling interest	$ 0	$ 0	$ 0